Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	JIAYUAN.COM INTERNATIONAL LTD
Entity Central Index Key	0001511683
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	49,030,944
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY